RELATED PARTIES - Employment agreements (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Employee benefit liability			$ 4,620,000
Salaries and benefits		$ 6,703,000	$ 4,840,000
Termination costs		4,604,000
VP Ops
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 2,224	1,632
CEO
Disclosure of transactions between related parties [line items]
Termination costs	$ 6,296	$ 4,604